CONVERTIBLE DEBT OBLIGATIONS - Convertible notes 2021 (Details)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Maximum
Disclosure of detailed information about borrowings [line items]
Exercise price	$ 42.86
2021 Convertible Notes | Entrepreneur Resorts
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount converted | $	$ 992,813
Number of shares issued upon conversion of debt | shares	496,408
Exercise price	$ 2.00